Investment Securities - Sales and Calls of Securities Available for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Gross proceeds from sales and calls	$ 32,780	$ 11,592	$ 20,182
Realized gains from sales	536	28	41
Realized losses from sales		(30)	(564)
Net realized gains (losses)	$ 536	$ (2)	$ (523)